UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-06719

Sterling Capital Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Index Fund

  Schedule of Investments

  September 30, 2012 (Unaudited)

Mutual Funds (100.2%)	Fair Value

S&P 500 Stock Master Portfolio	$20,544,585

TOTAL INVESTMENTS - 100.2%	$20,544,585

  Percentages based on net assets of $20,503,976.

See accompanying notes to the Schedule of Investments.

1

Sterling Capital Funds

  Notes to the Schedule of Investments (Unaudited)

  September 30, 2012

1.	Organization:

The Sterling Capital Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the Sterling Capital Funds, a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments is included in this Form and should be read in conjunction with the Fund’s Schedule of Investments (“Schedule”). The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.21% in the net assets of the Master Portfolio at September 30, 2012.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedule requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — The Fund records its investment in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in MIP’s most recent financial statements as contained in this Fund’s most recent annual report.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investment as of September 30, 2012 is as follows:

Level 3–
		Level 2–	Other
	Level 1–	Other Significant	Significant
	Quoted Inputs	Observable Inputs	Unobservable Inputs	Total Fair Value

Investment in Master Portfolio	$20,544,585	$—	$—	$20,544,585

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Fund’s financial statements.

2

Sterling Capital Funds

  Notes to the Schedule of Investments (Unaudited) — (continued)

  September 30, 2012

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended September 30, 2012, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2011, the Fund had the following net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$175,416	2012
519,736	2013
612,669	2014
3,549,980	2016
1,338,848	2017
2,743,646	2018
873,333	With No Expiration	*

$9,813,628

*	Post-enactment capital losses must be utilized prior to losses subject to expiration. All losses are long-term.

Under current tax law, capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,084,250 of deferred post-October capital losses, which were treated as arising on the first business day of the current fiscal year.

3

Schedule of Investments September 30, 2012 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Aerospace & Defense - 2.2%
The Boeing Co. (a)	89,212	$	6,210,940
General Dynamics Corp.	43,860		2,900,023
Honeywell International, Inc.	102,545		6,127,064
L-3 Communications Holdings, Inc.	12,640		906,414
Lockheed Martin Corp.	35,346		3,300,610
Northrop Grumman Corp.	32,631		2,167,677
Precision Castparts Corp. (a)	19,077		3,116,037
Raytheon Co.	43,562		2,490,004
Rockwell Collins, Inc. (a)	18,818		1,009,398
Textron, Inc.	36,743		961,564
United Technologies Corp.	110,507		8,651,593

			37,841,324

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	21,098		1,235,288
Expeditors International of Washington, Inc.	27,558		1,002,009
FedEx Corp.	38,594		3,265,824
United Parcel Service, Inc., Class B	94,748		6,781,114

			12,284,235

Airlines - 0.0%
Southwest Airlines Co. (a)	95,810		840,254

Auto Components - 0.2%
BorgWarner, Inc. (a)(b)	14,975		1,034,922
The Goodyear Tire & Rubber Co. (b)	31,751		387,045
Johnson Controls, Inc.	89,736		2,458,766

			3,880,733

Automobiles - 0.4%
Ford Motor Co.	500,971		4,939,574
Harley-Davidson, Inc.	30,038		1,272,710

			6,212,284

Beverages - 2.4%
Beam, Inc.	20,728		1,192,689
Brown-Forman Corp., Class B (a)	19,828		1,293,777
The Coca-Cola Co.	509,520		19,326,093
Coca-Cola Enterprises, Inc.	36,947		1,155,333
Constellation Brands, Inc. (b)	19,751		638,945
Dr Pepper Snapple Group, Inc. (a)	27,596		1,228,850
Molson Coors Brewing Co., Class B	20,392		918,659
Monster Beverage Corp. (b)	20,080		1,087,533
PepsiCo Inc.	204,553		14,476,216

			41,318,095

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (b)	25,337		2,898,553
Amgen, Inc.	101,279		8,539,845
Biogen Idec, Inc. (b)	31,081		4,638,218
Celgene Corp. (b)	56,949		4,350,903
Gilead Sciences, Inc. (b)	99,397		6,593,003

			27,020,522

Building Products - 0.0%
Masco Corp.	46,647		702,037

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Capital Markets - 1.8%
Ameriprise Financial, Inc.	28,005	1,587,604
The Bank of New York Mellon Corp.	155,091	3,508,158
BlackRock, Inc. (c)	16,794	2,994,370
The Charles Schwab Corp. (a)	143,671	1,837,552
E*TRADE Financial Corp. (b)	32,945	290,245
Federated Investors, Inc., Class B (a)	12,030	248,901
Franklin Resources, Inc.	18,306	2,289,531
The Goldman Sachs Group, Inc.	59,399	6,752,478
Invesco Ltd.	58,350	1,458,167
Legg Mason, Inc. (a)	16,304	402,383
Morgan Stanley	182,805	3,060,156
Northern Trust Corp.	29,137	1,352,394
State Street Corp.	63,391	2,659,886
T Rowe Price Group, Inc.	33,290	2,107,257

		30,549,082

Chemicals - 2.4%
Air Products & Chemicals, Inc.	27,772	2,296,744
Airgas, Inc.	9,051	744,897
CF Industries Holdings, Inc.	8,320	1,849,037
The Dow Chemical Co. (a)	157,358	4,557,088
E.I. du Pont de Nemours & Co. (a)	122,226	6,144,301
Eastman Chemical Co.	20,012	1,140,884
Ecolab, Inc.	34,885	2,260,897
FMC Corp. (a)	17,960	994,625
International Flavors & Fragrances, Inc.	10,622	632,859
LyondellBasell Industries NV, Class A	44,499	2,298,818
Monsanto Co.	70,016	6,372,856
The Mosaic Co.	36,650	2,111,407
PPG Industries, Inc.	20,030	2,300,245
Praxair, Inc. (a)	39,156	4,067,525
The Sherwin-Williams Co. (a)	11,164	1,662,431
Sigma-Aldrich Corp. (a)	15,804	1,137,414

		40,572,028

Commercial Banks - 2.8%
BB&T Corp. (a)	91,763	3,042,861
Comerica, Inc.	25,517	792,303
Fifth Third Bancorp	120,472	1,868,521
First Horizon National Corp. (a)	32,505	313,023
Huntington Bancshares, Inc.	112,187	774,090
KeyCorp	123,664	1,080,823
M&T Bank Corp. (a)	16,007	1,523,226
PNC Financial Services Group, Inc. (c)	69,527	4,387,154
Regions Financial Corp.	185,116	1,334,686
SunTrust Banks, Inc.	70,614	1,996,258
U.S. Bancorp (a)	249,048	8,542,347
Wells Fargo & Co.	646,411	22,320,572
Zions BanCorp. (a)	23,899	493,634

		48,469,498

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	13,447	427,883
Cintas Corp. (a)	14,314	593,315
Iron Mountain, Inc. (a)	20,370	694,821
Pitney Bowes, Inc. (a)	25,978	359,016
R.R. Donnelley & Sons Co. (a)	23,241	246,355
Republic Services, Inc. (a)	39,986	1,100,015
Stericycle, Inc. (b)	11,204	1,014,186
Tyco International Ltd.	60,368	3,396,304

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Waste Management, Inc. (a)	57,820	1,854,865

		9,686,760

Communications Equipment - 1.9%
Cisco Systems, Inc.	695,290	13,273,086
F5 Networks, Inc. (b)	10,347	1,083,331
Harris Corp. (a)	14,762	756,109
JDS Uniphase Corp. (b)	29,890	370,188
Juniper Networks, Inc. (b)	68,970	1,180,077
Motorola Solutions, Inc. (a)	37,893	1,915,491
QUALCOMM, Inc.	223,885	13,990,574

		32,568,856

Computers & Peripherals - 6.0%
Apple, Inc.	123,250	82,239,795
Dell, Inc.	192,882	1,901,817
EMC Corp. (b)	275,757	7,519,893
Hewlett-Packard Co.	258,221	4,405,250
NetApp, Inc. (b)	47,617	1,565,647
SanDisk Corp. (b)	31,613	1,372,953
Seagate Technology Plc	47,072	1,459,232
Western Digital Corp.	29,700	1,150,281

		101,614,868

Construction & Engineering - 0.1%
Fluor Corp.	21,942	1,234,896
Jacobs Engineering Group, Inc. (b)	16,931	684,520
Quanta Services, Inc. (b)	27,838	687,599

		2,607,015

Construction Materials - 0.0%
Vulcan Materials Co. (a)	16,898	799,275

Consumer Finance - 0.9%
American Express Co.	129,909	7,386,626
Capital One Financial Corp.	76,299	4,349,806
Discover Financial Services	68,150	2,707,600
SLM Corp.	62,752	986,461

		15,430,493

Containers & Packaging - 0.1%
Ball Corp.	20,329	860,120
Bemis Co., Inc. (a)	13,376	420,943
Owens-Illinois, Inc. (b)	21,399	401,445
Sealed Air Corp.	24,042	371,689

		2,054,197

Distributors - 0.1%
Genuine Parts Co. (a)	20,309	1,239,458

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)(b)	13,092	380,323
H&R Block, Inc. (a)	35,603	617,000

		997,323

Diversified Financial Services - 3.0%
Bank of America Corp.	1,416,443	12,507,192
Citigroup, Inc.	385,424	12,611,073
CME Group, Inc.	40,521	2,321,853
IntercontinentalExchange, Inc. (b)	9,528	1,271,130
JPMorgan Chase & Co.	499,356	20,213,931

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Leucadia National Corp. (a)	25,914	589,544
Moody’s Corp. (a)	25,655	1,133,181
The NASDAQ OMX Group, Inc.	15,872	369,738
NYSE Euronext	32,955	812,341

		51,829,983

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	759,007	28,614,564
CenturyLink, Inc. (a)	81,740	3,302,296
Frontier Communications Corp. (a)	130,617	640,023
Verizon Communications, Inc.	374,471	17,064,643
Windstream Corp. (a)	76,806	776,509

		50,398,035

Electric Utilities - 2.0%
American Electric Power Co., Inc.	63,633	2,796,034
Duke Energy Corp.	92,497	5,993,806
Edison International	42,718	1,951,786
Entergy Corp. (a)	23,235	1,610,186
Exelon Corp.	112,079	3,987,771
FirstEnergy Corp.	54,864	2,419,502
NextEra Energy, Inc. (a)	55,506	3,903,737
Northeast Utilities	41,112	1,571,712
Pepco Holdings, Inc. (a)	29,886	564,845
Pinnacle West Capital Corp.	14,300	755,040
PPL Corp. (a)	76,168	2,212,680
Southern Co.	114,903	5,295,879
Xcel Energy, Inc.	63,906	1,770,835

		34,833,813

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	20,949	1,572,432
Emerson Electric Co.	95,525	4,610,991
Rockwell Automation, Inc. (a)	18,518	1,287,927
Roper Industries, Inc. (a)	12,811	1,407,801

		8,879,151

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	21,101	1,242,427
Corning, Inc.	196,895	2,589,169
FLIR Systems, Inc.	20,008	399,660
Jabil Circuit, Inc.	24,337	455,589
Molex, Inc. (a)	17,848	469,045
TE Connectivity Ltd. (a)	56,101	1,907,995

		7,063,885

Energy Equipment & Services - 1.9%
Baker Hughes, Inc. (a)	57,682	2,608,957
Cameron International Corp. (b)	32,287	1,810,332
Diamond Offshore Drilling, Inc. (a)	9,094	598,476
Ensco PLC, Class A (a)	30,416	1,659,497
FMC Technologies, Inc. (b)	31,231	1,445,995
Halliburton Co.	121,836	4,104,655
Helmerich & Payne, Inc.	13,937	663,541
Nabors Industries Ltd. (b)	37,666	528,454
National Oilwell Varco, Inc. (a)	56,002	4,486,320
Noble Corp.	33,069	1,183,209
Rowan Cos. Plc, Class A (b)	16,112	544,102

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Schlumberger Ltd.	174,414	12,615,365

		32,248,903

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	56,794	5,686,499
CVS Caremark Corp.	167,168	8,094,275
The Kroger Co.	72,334	1,702,742
Safeway, Inc. (a)	31,191	501,863
Sysco Corp. (a)	76,953	2,406,320
Wal-Mart Stores, Inc. (a)	221,225	16,326,405
Walgreen Co.	112,543	4,101,067
Whole Foods Market, Inc.	22,527	2,194,130

		41,013,301

Food Products - 1.7%
Archer Daniels Midland Co.	86,397	2,348,270
Campbell Soup Co. (a)	23,526	819,175
ConAgra Foods, Inc.	53,891	1,486,853
Dean Foods Co. (b)	23,939	391,403
General Mills, Inc.	85,103	3,391,354
H.J. Heinz Co. (a)	42,009	2,350,404
The Hershey Co. (a)	19,863	1,408,088
Hormel Foods Corp. (a)	17,788	520,121
The J.M. Smucker Co.	14,590	1,259,555
Kellogg Co. (a)	32,348	1,671,098
Kraft Foods, Inc., Class A	233,209	9,643,192
McCormick & Co., Inc. (a)	17,353	1,076,580
Mead Johnson Nutrition Co.	26,721	1,958,115
Tyson Foods, Inc., Class A	37,769	605,059

		28,929,267

Gas Utilities - 0.1%
AGL Resources, Inc. (a)	15,342	627,641
ONEOK, Inc.	26,967	1,302,776

		1,930,417

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	71,863	4,330,464
Becton Dickinson & Co. (a)	26,299	2,066,050
Boston Scientific Corp. (b)	185,442	1,064,437
C.R. Bard, Inc.	10,416	1,090,034
CareFusion Corp. (b)	28,985	822,884
Covidien Plc	63,034	3,745,480
DENTSPLY International, Inc. (a)	18,526	706,582
Edwards Lifesciences Corp. (b)	15,162	1,627,944
Intuitive Surgical, Inc. (b)	5,240	2,597,101
Medtronic, Inc. (a)	134,536	5,801,192
St. Jude Medical, Inc.	41,155	1,733,860
Stryker Corp.	38,325	2,133,170
Varian Medical Systems, Inc. (b)	14,467	872,650
Zimmer Holdings, Inc.	22,853	1,545,320

		30,137,168

Health Care Providers & Services - 1.9%
Aetna, Inc.	44,378	1,757,369
AmerisourceBergen Corp.	32,943	1,275,223
Cardinal Health, Inc.	44,901	1,749,792
Cigna Corp.	37,799	1,782,979
Coventry Health Care, Inc.	18,012	750,920
DaVita, Inc. (b)	11,369	1,177,942
Express Scripts Holding Co. (b)	106,516	6,675,358
Humana, Inc.	21,171	1,485,146

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Laboratory Corp. of America Holdings (b)	12,559	1,161,331
McKesson Corp.	30,968	2,664,177
Patterson Cos., Inc. (a)	11,375	389,480
Quest Diagnostics Inc.	20,785	1,318,393
Tenet Healthcare Corp. (b)	54,004	338,605
UnitedHealth Group, Inc. (a)	135,688	7,518,472
WellPoint, Inc.	42,923	2,489,963

		32,535,150

Health Care Technology - 0.1%
Cerner Corp. (b)	19,088	1,477,602

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. (a)	58,794	2,142,453
Chipotle Mexican Grill, Inc. (b)	4,150	1,317,791
Darden Restaurants, Inc. (a)	16,783	935,652
International Game Technology	36,434	476,921
Marriott International, Inc., Class A (a)	33,523	1,310,749
McDonald’s Corp.	132,537	12,160,270
Starbucks Corp.	99,821	5,065,916
Starwood Hotels & Resorts Worldwide, Inc.	25,740	1,491,890
Wyndham Worldwide Corp.	18,931	993,499
Wynn Resorts Ltd.	10,395	1,199,999
Yum! Brands, Inc. (a)	59,858	3,970,980

		31,066,120

Household Durables - 0.3%
D.R. Horton, Inc.	36,350	750,264
Harman International Industries, Inc. (a)	9,145	422,133
Leggett & Platt, Inc. (a)	18,188	455,610
Lennar Corp., Class A (a)	21,256	739,071
Newell Rubbermaid, Inc.	37,613	718,032
PulteGroup, Inc. (b)	44,109	683,690
Whirlpool Corp. (a)	10,132	840,044

		4,608,844

Household Products - 2.2%
The Clorox Co.	16,965	1,222,328
Colgate-Palmolive Co.	58,768	6,301,105
Kimberly-Clark Corp.	51,858	4,448,379
The Procter & Gamble Co.	362,074	25,113,453

		37,085,265

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (b)	83,173	912,408
NRG Energy, Inc.	29,780	636,994

		1,549,402

Industrial Conglomerates - 2.5%
3M Co.	83,811	7,745,813
Danaher Corp.	76,702	4,230,115
General Electric Co.	1,388,111	31,524,001

		43,499,929

Insurance - 3.8%
ACE Ltd.	44,514	3,365,258
Aflac, Inc.	61,458	2,942,609
The Allstate Corp.	63,750	2,525,138
American International Group, Inc. (b)	153,187	5,023,002
Aon Plc	42,351	2,214,534
Assurant, Inc.	10,205	380,647
Berkshire Hathaway, Inc., Class B (b)	241,065	21,261,933

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

The Chubb Corp.	35,024	2,671,631
Cincinnati Financial Corp.	19,669	745,258
Genworth Financial, Inc., Class A (b)	63,773	333,533
Hartford Financial Services Group, Inc.	57,200	1,111,968
Lincoln National Corp. (a)	37,031	895,780
Loews Corp.	40,960	1,690,010
Marsh & McLennan Cos., Inc.	71,395	2,422,432
MetLife, Inc.	139,515	4,807,687
Principal Financial Group, Inc. (a)	37,079	998,908
The Progressive Corp. (a)	74,508	1,545,296
Prudential Financial, Inc. (a)	61,177	3,334,758
Torchmark Corp. (a)	12,774	655,945
The Travelers Cos., Inc.	50,589	3,453,205
Unum Group	37,087	712,812
XL Group Plc	40,442	971,821

		64,064,165

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (b)	47,532	12,088,338
Expedia, Inc. (a)	12,217	706,631
NetFlix, Inc. (a)(b)	7,203	392,131
priceline.com, Inc. (b)	6,543	4,048,351
TripAdvisor, Inc. (b)	14,252	469,319

		17,704,770

Internet Software & Services - 2.2%
Akamai Technologies, Inc. (b)	23,249	889,507
eBay, Inc. (b)	152,390	7,377,200
Google, Inc., Class A (b)	34,824	26,274,708
VeriSign, Inc. (a)(b)	20,498	998,047
Yahoo!, Inc. (b)	138,153	2,206,994

		37,746,456

IT Services - 3.9%
Accenture Plc, Class A	83,612	5,855,348
Automatic Data Processing, Inc.	63,612	3,731,480
Cognizant Technology Solutions Corp., Class A (b)	39,505	2,762,190
Computer Sciences Corp.	20,287	653,444
Fidelity National Information Services, Inc.	32,756	1,022,642
Fiserv, Inc. (b)	17,777	1,316,031
International Business Machines Corp. (a)	141,328	29,318,494
MasterCard, Inc., Class A	14,100	6,365,868
Paychex, Inc.	42,291	1,407,867
SAIC, Inc.	36,871	443,927
Teradata Corp. (b)	22,097	1,666,335
Total System Services, Inc.	21,060	499,122
Visa, Inc., Class A (a)	68,685	9,223,022
The Western Union Co.	79,526	1,448,964

		65,714,734

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (a)	15,142	577,970
Mattel, Inc. (a)	44,671	1,584,927

		2,162,897

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	45,678	1,756,319
Life Technologies Corp. (b)	23,169	1,132,501
PerkinElmer, Inc.	14,777	435,478
Thermo Fisher Scientific, Inc.	47,973	2,822,252

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Waters Corp. (b)	11,531	960,878

		7,107,428

Machinery - 1.9%
Caterpillar, Inc.	85,839	7,385,588
Cummins, Inc.	23,457	2,162,970
Deere & Co. (a)	51,603	4,256,731
Dover Corp.	23,946	1,424,548
Eaton Corp. (a)	44,277	2,092,531
Flowserve Corp. (a)	6,852	875,274
Illinois Tool Works, Inc. (a)	56,992	3,389,314
Ingersoll-Rand Plc	38,068	1,706,208
Joy Global, Inc.	13,833	775,478
PACCAR, Inc. (a)	46,397	1,857,040
Pall Corp. (a)	15,194	964,667
Parker Hannifin Corp. (a)	19,598	1,638,001
Pentair Ltd.	13,059	581,256
Snap-on, Inc.	7,539	541,828
Stanley Black & Decker, Inc.	22,172	1,690,615
Xylem, Inc.	24,252	609,938

		31,951,987

Media - 3.5%
Cablevision Systems Corp., New York Group, Class A (a)	28,088	445,195
CBS Corp., Class B	78,728	2,860,188
Comcast Corp, Class A	351,682	12,579,665
DIRECTV (b)	82,875	4,347,622
Discovery Communications, Inc., Class A (b)	32,786	1,955,029
Gannett Co., Inc. (a)	30,485	541,109
The Interpublic Group of Cos., Inc.	57,483	639,211
The McGraw-Hill Cos., Inc.	36,740	2,005,637
News Corp., Class A	268,387	6,583,533
Omnicom Group, Inc.	35,243	1,817,129
Scripps Networks Interactive, Inc., Class A (a)	11,641	712,778
Time Warner Cable, Inc.	40,467	3,846,793
Time Warner, Inc.	124,651	5,650,430
Viacom, Inc., Class B	62,569	3,353,073
The Walt Disney Co. (a)	235,820	12,328,670
The Washington Post Co., Class B (a)	623	226,168

		59,892,230

Metals & Mining - 0.8%
Alcoa, Inc. (a)	139,700	1,236,345
Allegheny Technologies, Inc.	13,897	443,314
Cliffs Natural Resources, Inc. (a)	18,607	728,092
Freeport-McMoRan Copper & Gold, Inc.	124,682	4,934,914
Newmont Mining Corp.	65,142	3,648,603
Nucor Corp.	41,602	1,591,692
Titanium Metals Corp. (a)	10,684	137,076
United States Steel Corp. (a)	18,685	356,323

		13,076,359

Multi-Utilities - 1.2%
Ameren Corp.	31,734	1,036,750
Centerpoint Energy, Inc.	55,930	1,191,309
CMS Energy Corp.	34,603	814,901
Consolidated Edison, Inc. (a)	38,419	2,300,914
Dominion Resources, Inc.	75,283	3,985,482
DTE Energy Co. (a)	22,489	1,347,991
Integrys Energy Group, Inc. (a)	10,109	527,690
NiSource, Inc.	37,245	949,002
PG&E Corp.	55,945	2,387,173
Public Service Enterprise Group, Inc.	66,349	2,135,111

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

SCANA Corp. (a)	17,150	827,830
Sempra Energy (a)	29,821	1,923,156
TECO Energy, Inc. (a)	25,781	457,355
Wisconsin Energy Corp.	30,151	1,135,788

		21,020,452

Multiline Retail - 0.8%
Big Lots, Inc. (b)	8,244	243,857
Dollar Tree, Inc. (b)	30,202	1,458,001
Family Dollar Stores, Inc.	13,022	863,359
J.C. Penney Co., Inc. (a)	19,002	461,559
Kohl’s Corp.	28,689	1,469,451
Macy’s, Inc.	53,366	2,007,629
Nordstrom, Inc. (a)	20,387	1,124,955
Target Corp.	86,024	5,459,943

		13,088,754

Office Electronics - 0.1%
Xerox Corp. (a)	174,085	1,277,784

Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (b)	28,347	186,240
Anadarko Petroleum Corp.	65,626	4,588,570
Apache Corp.	51,379	4,442,742
Cabot Oil & Gas Corp.	27,487	1,234,166
Chesapeake Energy Corp.	69,116	1,304,219
Chevron Corp. (a)	257,951	30,066,769
ConocoPhillips	159,997	9,148,628
CONSOL Energy, Inc. (a)	29,756	894,168
Denbury Resources, Inc. (b)	51,107	825,889
Devon Energy Corp.	49,745	3,009,572
EOG Resources, Inc.	35,457	3,972,957
EQT Corp.	19,573	1,154,807
Exxon Mobil Corp.	606,879	55,499,085
Hess Corp.	38,756	2,081,972
Kinder Morgan, Inc.	74,855	2,658,850
Marathon Oil Corp.	92,517	2,735,728
Marathon Petroleum Corp.	44,378	2,422,595
Murphy Oil Corp.	24,582	1,319,808
Newfield Exploration Co. (b)	17,641	552,516
Noble Energy, Inc.	23,324	2,162,368
Occidental Petroleum Corp.	106,436	9,159,882
Peabody Energy Corp. (a)	35,341	787,751
Phillips 66	82,312	3,816,807
Pioneer Natural Resources Co. (a)	16,127	1,683,659
QEP Resources, Inc.	23,145	732,771
Range Resources Corp. (a)	21,285	1,487,183
Southwestern Energy Co. (b)	45,618	1,586,594
Spectra Energy Corp.	85,654	2,514,801
Sunoco, Inc.	13,740	643,444
Tesoro Corp.	18,208	762,915
Valero Energy Corp.	72,358	2,292,301
The Williams Cos., Inc.	82,210	2,874,884
WPX Energy, Inc. (b)	25,783	427,740

		159,032,381

Paper & Forest Products - 0.2%
International Paper Co.	57,342	2,082,661
MeadWestvaco Corp.	22,645	692,937

		2,775,598

Personal Products - 0.2%
Avon Products, Inc.	56,467	900,649

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

The Estee Lauder Cos., Inc., Class A (a)	31,476	1,937,977

		2,838,626

Pharmaceuticals - 6.2%
Abbott Laboratories	206,269	14,141,803
Allergan, Inc.	40,376	3,697,634
Bristol-Myers Squibb Co.	220,603	7,445,351
Eli Lilly & Co.	134,154	6,360,241
Forest Laboratories, Inc. (b)	31,235	1,112,278
Hospira, Inc. (b)	21,569	707,895
Johnson & Johnson (a)	362,437	24,975,534
Merck & Co., Inc. (a)	400,339	18,055,289
Mylan, Inc. (b)	54,072	1,319,357
Perrigo Co. (a)	11,706	1,359,886
Pfizer, Inc.	981,917	24,400,637
Watson Pharmaceuticals, Inc. (b)	16,718	1,423,705

		104,999,610

Professional Services - 0.1%
The Dun & Bradstreet Corp. (a)	6,106	486,160
Equifax, Inc.	15,619	727,533
Robert Half International, Inc.	18,551	494,013

		1,707,706

Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	51,880	3,703,713
Apartment Investment & Management Co., Class A	18,934	492,095
AvalonBay Communities, Inc. (a)	12,704	1,727,617
Boston Properties, Inc.	19,775	2,187,313
Equity Residential	39,486	2,271,630
HCP, Inc.	56,355	2,506,670
Health Care REIT, Inc. (a)	33,469	1,932,835
Host Hotels & Resorts, Inc.	94,686	1,519,710
Kimco Realty Corp. (a)	53,246	1,079,296
Plum Creek Timber Co., Inc.	21,113	925,594
Prologis, Inc.	60,419	2,116,478
Public Storage	18,911	2,631,844
Simon Property Group, Inc.	39,850	6,049,628
Ventas, Inc. (a)	38,751	2,412,250
Vornado Realty Trust	22,438	1,818,600
Weyerhaeuser Co. (a)	70,500	1,842,870

		35,218,143

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A (b)	40,584	747,151

Road & Rail - 0.8%
CSX Corp. (a)	136,504	2,832,458
Norfolk Southern Corp. (a)	41,777	2,658,270
Ryder System, Inc.	6,643	259,476
Union Pacific Corp.	62,230	7,386,701

		13,136,905

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (b)	77,807	262,210
Altera Corp. (a)	41,859	1,422,578
Analog Devices, Inc.	39,168	1,534,994
Applied Materials, Inc.	164,208	1,833,382
Broadcom Corp., Class A	67,471	2,333,147
First Solar, Inc. (a)(b)	7,604	168,391
Intel Corp. (a)	657,595	14,914,255
KLA-Tencor Corp.	21,814	1,040,637

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Lam Research Corp. (b)	24,493	778,510
Linear Technology Corp.	30,110	959,003
LSI Corp. (b)	73,814	510,055
Microchip Technology, Inc. (a)	25,307	828,551
Micron Technology, Inc. (b)	132,963	795,783
NVIDIA Corp. (b)	81,051	1,081,220
Teradyne, Inc. (a)(b)	24,221	344,423
Texas Instruments, Inc.	149,409	4,116,218
Xilinx, Inc. (a)	34,383	1,148,736

		34,072,093

Software - 3.6%
Adobe Systems, Inc. (b)	64,520	2,094,319
Autodesk, Inc. (b)	29,815	994,926
BMC Software, Inc. (b)	19,690	816,938
CA, Inc.	45,660	1,176,430
Citrix Systems, Inc. (b)	24,516	1,877,190
Electronic Arts, Inc. (b)	41,601	527,917
Intuit, Inc.	36,589	2,154,360
Microsoft Corp.	991,905	29,538,931
Oracle Corp.	501,275	15,785,150
Red Hat, Inc. (b)	25,285	1,439,728
Salesforce.com, Inc. (b)	16,923	2,583,973
Symantec Corp. (b)	91,523	1,647,414

		60,637,276

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (a)	10,711	363,317
AutoNation, Inc. (a)(b)	5,390	235,381
AutoZone, Inc. (b)	4,908	1,814,340
Bed Bath & Beyond, Inc. (b)	30,445	1,918,035
Best Buy Co., Inc. (a)	34,015	584,718
CarMax, Inc. (b)	29,853	844,840
GameStop Corp., Class A (a)	16,906	355,026
The Gap, Inc. (a)	39,684	1,419,894
The Home Depot, Inc.	198,498	11,983,324
Limited Brands, Inc. (a)	31,350	1,544,301
Lowe’s Cos., Inc.	150,550	4,552,632
O’Reilly Automotive, Inc. (b)	15,840	1,324,541
Ross Stores, Inc.	29,360	1,896,656
Staples, Inc. (a)	89,416	1,030,072
Tiffany & Co.	15,918	985,006
The TJX Cos., Inc.	96,666	4,329,670
Urban Outfitters, Inc. (b)	14,467	543,381

		35,725,134

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	37,406	2,095,484
Fossil, Inc. (b)	7,140	604,758
NIKE, Inc., Class B	48,284	4,582,635
Ralph Lauren Corp.	8,138	1,230,710
VF Corp.	11,526	1,836,783

		10,350,370

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	64,686	514,901
People’s United Financial, Inc.	46,179	560,613

		1,075,514

Tobacco - 1.9%
Altria Group, Inc.	267,126	8,919,337
Lorillard, Inc.	17,128	1,994,556

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Philip Morris International, Inc.	221,592		19,929,985
Reynolds American, Inc.	43,007		1,863,923

			32,707,801

Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	35,828		1,540,246
W.W. Grainger, Inc. (a)	7,917		1,649,665

			3,189,911

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (b)	38,446		2,464,389
MetroPCS Communications, Inc. (b)	41,085		481,105
Sprint Nextel Corp. (b)	393,520		2,172,230

			5,117,724

Total Long-Term Investments
(Cost - $ 1,298,011,120) - 99.4%			1,693,914,531

Short-Term Securities

Money Market Funds - 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	101,800,058		101,800,058
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	54,642,402		54,642,402

			156,442,460

	Par
	(000)		Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	$3,155		3,154,423

Total Short-Term Securities
(Cost - $ 159,596,706) - 9.4%			159,596,883

Total Investments
(Cost - $ 1,457,607,826*) - 108.8%			1,853,511,414

Liabilities in Excess of Other Assets - (8.8)%			(149,481,865)

Net Assets - 100.0%		$	1,704,029,549

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,457,607,826

Gross unrealized appreciation	$560,156,705
Gross unrealized depreciation	(164,253,117)

Net unrealized appreciation	$395,903,588

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended

September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held			Shares Held
	at			at	Value at		Realized
	December	Shares	Shares	September	September		Gain
Affiliate	31, 2011	Purchased	Sold	30, 2012	30, 2012	Income	(Loss)

BlackRock Cash Funds:
Institutional, SL Agency Shares	170,771,686	-	(68,971,628)[1]	101,800,058	$101,800,058	$301,849	-
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	877,844 [2]	-	54,642,402	$54,642,402	$128,012	-
BlackRock, Inc.	18,408	5,209	(6,823)	16,794	$2,994,370	$79,581	$(124,960)
PNC Financial Services Group, Inc.	96,666	7,313	(34,452)	69,527	$4,387,154	$101,587	$312,352

1 Represents net shares sold.

2 Represents net shares purchased.

(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.
(g)	Rates shown are discount rates or a range of discount rates at the time of purchase.

• For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Financial futures contracts purchased as of September 30, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
124	S&P 500 E-Mini	Chicago Mercantile	December 2012	$8,892,040	$(32,214)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,693,914,531	-	-	$1,693,914,531
Short Term Securities:
Money Market Funds	156,442,460	-	-	156,442,460
U.S. Treasury Obligations	-	$3,154,423	-	3,154,423

Total	$1,850,356,991	$3,154,423	-	1,853,511,414
[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(32,214)	-	-	$(32,214)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $151,881,207 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	11/26/12

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	11/26/12